Financial Instrument Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instrument Risk Management [Abstract]
Bad debt expense	$ 0	$ 506
Unrestricted cash	8,727,542
Current liabilities	$ 1,351,755
Foreign exchange risk description	As the Company operates in Germany it holds a portion of its cash balances in Euro to approximate between three to twelve months estimated operating needs. The remainder of the Company’s cash is held in U.S. Dollars, the Company’s reporting currency, which is also the currency of the Company’s largest cash outlays over the next twenty-four months.